Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of cash and cash equivalents
Presented in the table below is a reconciliation of the cash and cash equivalents and restricted funds amounts as presented on the Consolidated Balance Sheets to the sum of such amounts presented on the Consolidated Statements of Cash Flows for the years ended December 31:

	2025	2024
Cash and cash equivalents	$98	$96
Restricted funds	21	29
Restricted funds included in other long-term assets	20	15

Cash and cash equivalents and restricted funds as presented on the Consolidated Statements of Cash Flows	$139	$140

Schedule of restrictions on cash and cash equivalents
Presented in the table below is a reconciliation of the cash and cash equivalents and restricted funds amounts as presented on the Consolidated Balance Sheets to the sum of such amounts presented on the Consolidated Statements of Cash Flows for the years ended December 31:

	2025	2024
Cash and cash equivalents	$98	$96
Restricted funds	21	29
Restricted funds included in other long-term assets	20	15

Cash and cash equivalents and restricted funds as presented on the Consolidated Statements of Cash Flows	$139	$140

Schedule of allowance for funds used during construction	Presented in the table below is AFUDC for the years ended December 31:

	2025	2024	2023
Allowance for other funds used during construction	$42	$38	$41
Allowance for borrowed funds used during construction	26	21	24

Schedule of new accounting pronouncements and changes in accounting principles
Presented in the table below are new accounting standards that were a dopt
ed by the Company in 2025:

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
Income Taxes	The guidance in this standard requires disclosure of a tax rate reconciliation table, in both percentages and reporting currency amounts, which includes additional categories of information about federal, state, and foreign income taxes and provides further details about reconciling items in certain categories that meet a quantitative threshold. The guidance also requires an annual disclosure of income taxes paid, net of refunds, disaggregated by federal, state, and foreign taxes paid, and further disaggregated by jurisdiction based on a quantitative threshold. The standard includes other disclosure requirements and eliminates certain existing disclosure requirements.	January 1, 2025	Retrospective	The Company adopted the standard as of December 31, 2025, including a recast of 2024 and 2023 information, by including additional required disclosures within the Notes to the Consolidated Financial Statements. See Note 14—Income Taxes for further details.
Presented in the table below are recently issued accounting standards that have not yet been adopted by the Company as of December 31, 2025, recently issued accounting standards not presented below were determined to be not applicable, or not material, to the Company:

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
Income Statement Disaggregation	The guidance in this standard enhances disclosures related to income statement expenses to further disaggregate expenses in the footnotes to the financial statements. The standard requires disaggregation of any relevant expense caption presented on the face of the income statement that contains the following expense categories: purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion. Further, the standard requires disclosure of the total amount and the entity’s definition of selling expenses.	Annual periods beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027	Prospective, with retrospective application also permitted.	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Induced Conversions of Convertible Debt Instruments	The guidance in this standard clarifies the requirements for determining whether to account for certain settlements of convertible debt instruments as induced conversions or extinguishments. The guidance requires an entity to account for a settlement as an induced conversion if the inducement offer includes the issuance of all of the consideration issuable under the conversion privileges provided in the terms of the existing convertible debt instrument.	Annual periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods	Prospective, with retrospective application also permitted.	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Accounting for Internal-Use Software	The guidance in this standard removes all reference to prescriptive and sequential software development stages, requiring an entity to start capitalizing software costs when the following criteria are both met:	Annual periods beginning after December 15, 2027 and interim	Prospective, with a modified transition or retrospective application also permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
(i) management has authorized and committed to funding the software project and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. Further, the standard requires disclosure for all capitalized internal-use
software costs and removes the requirement for intangibles disclosures for capitalized internal-use
	software.	reporting periods within those annual reporting periods

Accounting for Government Grants Received by Business Entities	Introduces authoritative GAAP guidance for accounting and disclosure of government grants received by business entities, addressing the previous lack of specific guidance and reducing diversity in practice. The standard requires grants to be recognized when compliance with conditions is probable and receipt is likely, and allows presentation either as deferred income or as a reduction of related costs.	Annual periods beginning after December 15, 2028 and interim reporting periods within those annual reporting periods	Modified prospective, modified retrospective, or retrospective applications are permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.